UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22350

Investment Company Act File Number

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Global Opportunities Portfolio

January 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 20.0%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.903%, with maturity at 2035(1)	$1,376,650	$1,461,535
4.336%, with maturity at 2030(1)	562,010	610,308
6.50%, with maturity at 2030	3,616,140	4,009,177
7.00%, with various maturities to 2035	6,104,326	7,119,675
7.50%, with maturity at 2034	1,823,735	2,184,625
8.00%, with maturity at 2026	1,297,414	1,472,726

		$16,858,046

Federal National Mortgage Association:
3.735%, with maturity at 2035(1)	$1,484,746	$1,612,343
4.038%, with maturity at 2035(1)	3,322,336	3,607,851
6.00%, with various maturities to 2032	1,382,507	1,543,112
6.50%, with various maturities to 2029	5,205,924	5,852,720
7.00%, with various maturities to 2036(2)	10,733,249	12,418,031
7.50%, with maturity at 2035(2)	9,810,896	11,573,693
8.50%, with maturity at 2032	611,332	737,803
9.50%, with maturity at 2020(2)	1,847,210	2,188,756

		$39,534,309

Government National Mortgage Association:
7.00%, with various maturities to 2035	$19,753,452	$23,249,211
7.50%, with various maturities to 2022(2)	2,110,465	2,477,371

		$25,726,582

Total Mortgage Pass-Throughs (identified cost $76,093,290)		$82,118,937

Collateralized Mortgage Obligations — 29.7%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$367,717	$421,370
Series 2631, (Interest Only), Class DS, 6.94%, 6/15/33(3)(4)	9,112,954	1,378,145
Series 2953, (Interest Only), Class LS, 6.54%, 12/15/34(3)(4)	8,875,372	1,111,921
Series 2956, (Interest Only), Class SL, 6.84%, 6/15/32(3)(4)	4,212,984	697,090
Series 3114, (Interest Only), Class TS, 6.49%, 9/15/30(3)(4)	13,387,306	2,301,768
Series 3153, (Interest Only), Class JI, 6.46%, 5/15/36(3)(4)	8,615,435	1,330,676
Series 3423, (Interest Only), Class SN, 5.97%, 3/15/38(3)(4)	15,297,308	2,085,549
Series 3919, (Interest Only), Class SL, 6.49%, 10/15/40(3)(4)	8,773,931	1,001,349
Series 3973, (Interest Only), Class SG, 6.49%, 4/15/30(3)(4)	10,657,238	1,799,741
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(3)	7,844,283	1,620,781
Series 4070, (Interest Only), Class S, 5.94%, 6/15/32(3)(4)	20,011,791	3,723,583
Series 4109, (Interest Only), Class ES, 5.99%, 12/15/41(3)(4)	15,000,000	1,355,068
Series 4109, (Interest Only), Class KS, 5.94%, 5/15/32(3)(4)	18,594,787	2,426,867
Series 4149, (Interest Only), Class S, 6.09%, 1/15/33(3)(4)	10,652,726	2,151,974
Series 4163, (Interest Only), Class GS, 6.04%, 11/15/32(3)(4)	7,523,985	1,630,359
Series 4169, (Interest Only), Class AS, 6.09%, 2/15/33(3)(4)	13,137,629	2,587,729
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(3)	14,709,786	1,794,400
Series 4182, (Interest Only), Class GI, 3.00%, 1/15/43(3)	9,482,210	1,181,137
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(3)	24,580,367	3,015,019
Series 4203, (Interest Only), Class QS, 6.09%, 5/15/43(3)(4)	9,702,432	1,960,753

Security	Principal Amount	Value
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(3)	$16,975,858	$1,227,124
Series 4273, Class SP, 11.546%, 11/15/43(4)	5,325,462	5,565,187

		$42,367,590

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$626,415	$703,656
Series 2004-46, (Interest Only), Class SI, 5.842%, 5/25/34(3)(4)	13,284,897	2,168,751
Series 2005-17, (Interest Only), Class SA, 6.542%, 3/25/35(3)(4)	5,634,486	1,104,260
Series 2005-71, (Interest Only), Class SA, 6.592%, 8/25/25(3)(4)	8,051,259	1,142,672
Series 2005-105, (Interest Only), Class S, 6.542%, 12/25/35(3)(4)	6,188,844	995,271
Series 2006-44, (Interest Only), Class IS, 6.442%, 6/25/36(3)(4)	5,450,393	831,095
Series 2006-65, (Interest Only), Class PS, 7.062%, 7/25/36(3)(4)	5,419,680	936,067
Series 2006-96, (Interest Only), Class SN, 7.042%, 10/25/36(3)(4)	7,603,827	1,301,098
Series 2006-104, (Interest Only), Class SD, 6.482%, 11/25/36(3)(4)	5,159,946	836,776
Series 2006-104, (Interest Only), Class SE, 6.472%, 11/25/36(3)(4)	3,439,964	556,741
Series 2007-50, (Interest Only), Class LS, 6.292%, 6/25/37(3)(4)	9,031,910	1,215,339
Series 2008-26, (Interest Only), Class SA, 6.042%, 4/25/38(3)(4)	10,888,354	1,667,401
Series 2008-61, (Interest Only), Class S, 5.942%, 7/25/38(3)(4)	15,054,543	2,291,800
Series 2009-62, Class WA, 5.56%, 8/25/39(5)	4,594,515	5,126,930
Series 2010-67, (Interest Only), Class SC, 5.642%, 6/25/40(3)(4)	9,112,986	1,217,750
Series 2010-99, (Interest Only), Class NS, 6.442%, 3/25/39(3)(4)	18,689,951	2,581,364
Series 2010-124, (Interest Only), Class SJ, 5.892%, 11/25/38(3)(4)	9,871,109	1,467,964
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(3)	15,155,653	1,861,563
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(3)	11,402,778	1,369,929
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(3)	19,646,030	2,505,814
Series 2012-24, (Interest Only), Class S, 5.342%, 5/25/30(3)(4)	9,826,113	1,268,525
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(3)	24,932,798	3,145,554
Series 2012-56, (Interest Only), Class SU, 6.592%, 8/25/26(3)(4)	21,246,604	2,538,787
Series 2012-124, (Interest Only), Class IO, 1.493%, 11/25/42(3)	42,931,721	2,582,888
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(3)	10,172,380	2,007,691
Series 2012-150, (Interest Only), Class PS, 5.992%, 1/25/43(3)(4)	18,759,826	3,741,315
Series 2012-150, (Interest Only), Class SK, 5.992%, 1/25/43(3)(4)	17,865,813	3,551,068
Series 2013-6, (Interest Only), Class TI, 4.50%, 2/25/43(3)	30,052,621	5,565,902
Series 2013-12, (Interest Only), Class SP, 5.492%, 11/25/41(3)(4)	9,829,547	1,682,690
Series 2013-15, (Interest Only), Class DS, 6.042%, 3/25/33(3)(4)	10,371,474	2,163,924
Series 2013-23, (Interest Only), Class CS, 6.092%, 3/25/33(3)(4)	12,208,960	2,553,431
Series 2013-54, (Interest Only), Class HS, 6.142%, 10/25/41(3)(4)	12,787,526	2,333,416
Series 2013-64, (Interest Only), Class PS, 6.092%, 4/25/43(3)(4)	15,018,109	3,027,947
Series 2013-75, (Interest Only), Class SC, 6.092%, 7/25/42(3)(4)	20,176,887	3,786,728
Series G94-7, Class PJ, 7.50%, 5/17/24	939,445	1,080,139

		$72,912,246

Government National Mortgage Association:
Series 2009-87, (Interest Only), Class SI, 6.593%, 2/20/35(3)(4)	$8,673,628	$1,520,683
Series 2010-4, (Interest Only), Class SK, 6.043%, 5/20/35(3)(4)	5,436,134	1,024,268
Series 2013-24, Class KS, 5.572%, 2/20/43(4)	3,725,835	3,583,799

		$6,128,750

Total Collateralized Mortgage Obligations (identified cost $122,838,081)		$121,408,586

Commercial Mortgage-Backed Securities — 5.1%

Security	Principal Amount		Value
HILT, Series 2013, Class EFX, 4.453%, 11/5/30(5)(6)		$20,300,000	$20,802,770

Total Commercial Mortgage-Backed Securities (identified cost $20,390,537)			$20,802,770

Foreign Government Bonds — 3.8%

Security	Principal Amount (000’s omitted)		Value
Serbia — 2.7%
Serbia Treasury Bond, 10.00%, 1/10/15	RSD	653,320	$7,654,245
Serbia Treasury Bond, 10.00%, 3/1/15	RSD	250,000	2,928,683
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	58,680	681,253

Total Serbia			$11,264,181

Sri Lanka — 1.1%
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	290,870	$1,921,704
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	341,440	2,580,350

Total Sri Lanka			$4,502,054

Total Foreign Government Bonds (identified cost $15,203,067)			$15,766,235

Closed-End Funds — 7.9%

Security	Shares		Value
Advent Claymore Convertible Securities and Income Fund		204,853	$3,765,198
BlackRock Corporate High Yield Fund VI, Inc.		338,198	4,058,376
Calamos Convertible and High Income Fund		556,934	7,295,836
First Trust High Income Long/Short Fund		394,328	6,916,513
Pimco Dynamic Income Fund		167,915	5,077,750
Western Asset High Income Opportunity Fund, Inc.		876,897	5,199,999

Total Closed-End Funds (identified cost $31,914,328)			$32,313,672

Interest Rate Swaptions Purchased — 0.4%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to pay 3-Month USD-LIBOR-BBA Rate and receive 5.25%	Credit Suisse International	2/28/17	$52,500,000	$1,744,155

Total Interest Rate Swaptions Purchased (identified cost $2,535,750)				$1,744,155

Short-Term Investments — 31.5%

Foreign Government Securities — 18.8%

Security	Principal Amount (000’s omitted)		Value
Mexico — 3.7%
Mexico Cetes, 0.00%, 4/3/14	MXN	203,795	$15,157,288

Total Mexico			$15,157,288

Security	Principal Amount (000’s omitted)		Value
Philippines — 1.4%
Philippine Treasury Bill, 0.00%, 4/10/14	PHP	261,660	$5,760,622

Total Philippines			$5,760,622

Serbia — 1.5%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	138,090	$1,599,618
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	317,000	3,637,563
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	70,000	749,182

Total Serbia			$5,986,363

Sri Lanka — 12.2%
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	149,770	$1,140,704
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	1,646,800	12,526,553
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	681,820	5,152,860
Sri Lanka Treasury Bill, 0.00%, 4/18/14	LKR	439,850	3,319,780
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	200,780	1,513,384
Sri Lanka Treasury Bill, 0.00%, 6/6/14	LKR	490,000	3,664,569
Sri Lanka Treasury Bill, 0.00%, 7/11/14	LKR	785,000	5,831,598
Sri Lanka Treasury Bill, 0.00%, 11/14/14	LKR	1,362,200	9,881,993
Sri Lanka Treasury Bill, 0.00%, 11/28/14	LKR	835,610	6,045,899
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	38,730	278,752
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	73,030	524,202

Total Sri Lanka			$49,880,294

Total Foreign Government Securities (identified cost $78,120,108)			$76,784,567

U.S. Treasury Obligations — 1.3%

Security	Principal Amount		Value
U.S. Treasury Bill, 0.00%, 3/20/14(2)		$5,500,000	$5,499,621

Total U.S. Treasury Obligations (identified cost $5,499,533)			$5,499,621

Other — 11.4%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(7)		$46,461	$46,461,072

Total Other (identified cost $46,461,072)			$46,461,072

Total Short-Term Investments (identified cost $130,080,713)			$128,745,260

Total Investments — 98.4% (identified cost $399,055,766)			$402,899,615

Currency Put Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Goldman Sachs International	INR	398,160	INR	72.00	7/1/14	$(47,912)
Indian Rupee	JPMorgan Chase Bank	INR	2,267,364	INR	70.00	6/19/14	(338,291)
Indian Rupee	JPMorgan Chase Bank	INR	379,224	INR	72.00	7/1/14	(45,633)

Total Currency Put Options Written (premiums received $752,431)							$(431,836)

Interest Rate Swaptions Written — (0.4)%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to pay 3-Month USD-LIBOR-BBA Rate and receive 5.25%	Citibank NA	2/28/17	$52,500,000	$(1,744,155)

Total Interest Rate Swaptions Written (premiums received $1,989,750)				$(1,744,155)

Other Assets, Less Liabilities — 2.1%				$8,484,812

Net Assets — 100.0%				$409,208,436

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

INR	-	Indian Rupee

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

HILT	-	Hilton USA Trust

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2014.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2014.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2014.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $20,802,770 or 5.1% of the Portfolio’s net assets.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $21,931.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at January 31, 2014 were $1,859,928 or 0.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/3/14	Japanese Yen 1,032,812,000	United States Dollar 10,517,434	Nomura International PLC	$408,674	$—	$408,674
2/3/14	United States Dollar 10,071,400	Japanese Yen 1,032,812,000	Nomura International PLC	37,360	—	37,360
2/4/14	Euro 25,455,000	United States Dollar 34,442,906	Bank of America	111,760	—	111,760
2/4/14	Euro 50,911,000	United States Dollar 68,656,029	Bank of America	—	(7,612)	(7,612)
2/4/14	Euro 25,456,000	United States Dollar 34,265,583	Bank of America	—	(66,912)	(66,912)
2/4/14	Swiss Franc 48,615,115	United States Dollar 53,728,155	Bank of America	107,557	—	107,557
2/4/14	Swiss Franc 14,165,000	United States Dollar 15,653,144	Bank of America	29,695	—	29,695
2/4/14	United States Dollar 34,328,689	Euro 25,456,000	Bank of America	3,806	—	3,806
2/4/14	United States Dollar 34,327,340	Euro 25,455,000	Bank of America	3,806	—	3,806
2/4/14	United States Dollar 69,314,563	Euro 50,911,000	Bank of America	—	(650,922)	(650,922)
2/4/14	United States Dollar 15,640,700	Swiss Franc 14,165,000	Bank of America	—	(17,251)	(17,251)
2/4/14	United States Dollar 53,679,805	Swiss Franc 48,615,115	Bank of America	—	(59,207)	(59,207)
2/7/14	Norwegian Krone 167,000,000	Swedish Krona 173,906,786	BNP Paribas	—	(56,574)	(56,574)
2/7/14	Swedish Krona 180,727,400	Norwegian Krone 167,000,000	BNP Paribas	—	(984,467)	(984,467)
2/11/14	Thai Baht 418,950,000	United States Dollar 12,953,624	Bank of America	267,060	—	267,060
2/12/14	United States Dollar 1,039,558	Euro 753,645	Goldman Sachs International	—	(23,116)	(23,116)
2/18/14	Japanese Yen 1,250,022,000	United States Dollar 12,523,451	Goldman Sachs International	287,949	—	287,949
2/20/14	United States Dollar 51,784,126	Euro 38,313,374	Goldman Sachs International	—	(110,678)	(110,678)
3/3/14	United States Dollar 1,559,036	Indonesian Rupiah 18,957,879,000	Bank of America	—	(6,997)	(6,997)
3/3/14	United States Dollar 1,999,892	Indonesian Rupiah 24,298,684,000	Standard Chartered Bank	—	(10,613)	(10,613)
4/2/14	Euro 39,067,019	United States Dollar 52,824,860	Nomura International PLC	134,069	—	134,069
4/10/14	Philippine Peso 261,660,000	United States Dollar 5,886,614	Deutsche Bank	121,789	—	121,789

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/28/14	Canadian Dollar 26,000,000	United States Dollar 23,495,391	Citibank NA	$196,987	$—	$196,987
4/28/14	Canadian Dollar 8,913,000	United States Dollar 8,002,550	Citibank NA	15,678	—	15,678
4/28/14	Canadian Dollar 476,000	United States Dollar 424,943	Deutsche Bank	—	(1,597)	(1,597)
4/28/14	Canadian Dollar 15,576,000	United States Dollar 13,906,957	HSBC Bank USA	—	(50,580)	(50,580)
4/28/14	Canadian Dollar 16,815,000	United States Dollar 15,083,897	Toronto-Dominion Bank	16,102	—	16,102
5/5/14	Swiss Franc 62,780,115	United States Dollar 69,547,042	Bank of America	248,728	—	248,728
5/7/14	Japanese Yen 1,032,812,000	United States Dollar 10,076,215	Nomura International PLC	—	(37,544)	(37,544)
10/21/14	United States Dollar 14,026,307	Indonesian Rupiah 164,220,000,000	Standard Chartered Bank	—	(1,243,426)	(1,243,426)

				$1,991,020	$(3,327,496)	$(1,336,476)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/14	73 Japan 10-Year Bond	Short	$(102,887,344)	$(103,416,071)	$(528,727)
3/14	98 Nikkei 225 Index	Long	15,121,562	14,243,907	(877,655)
3/14	147 U.K. Gilt	Short	(26,456,182)	(26,676,086)	(219,904)
3/14	738 U.S. 5-Year Deliverable Interest Rate Swap	Short	(74,199,125)	(74,860,875)	(661,750)
3/14	412 U.S. 10-Year Deliverable Interest Rate Swap	Short	(41,762,269)	(42,661,312)	(899,043)

					$(3,187,079)

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

U.K. Gilt: Gilt issues having a maturity of 8.25 to 13 years from the calendar day of the delivery month.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	AUD	70,000	Pays	6-month AUD Bank Bill	3.84%	9/16/18	$1,138,225
LCH.Clearnet	AUD	60,000	Pays	6-month AUD Bank Bill	4.60	9/16/23	1,552,914
LCH.Clearnet	NZD	180,000	Pays	3-month NZD Bank Bill	4.76	10/10/16	133,193
LCH.Clearnet	NZD	150,000	Pays	3-month NZD Bank Bill	4.74	10/12/16	83,871
LCH.Clearnet	NZD	99,166	Pays	3-month NZD Bank Bill	3.90	5/16/23	(6,618,914)

							$(3,710,711)

AUD	-	Australian Dollar

NZD	-	New Zealand Dollar

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Bank of America	BRL	8,540	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/4/21	$(5,291)
Bank of America	BRL	1,584	Pays	Brazil CETIP Interbank Deposit Rate	13.10	1/2/23	(7,442)
Deutsche Bank	BRL	13,122	Pays	Brazil CETIP Interbank Deposit Rate	12.92	1/4/21	(67,683)
Deutsche Bank	BRL	64,563	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/21	(418,695)
Deutsche Bank	BRL	7,620	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	(63,953)
Goldman Sachs International	BRL	12,466	Pays	Brazil CETIP Interbank Deposit Rate	13.07	1/4/21	(17,243)
Goldman Sachs International	BRL	1,440	Pays	Brazil CETIP Interbank Deposit Rate	13.05	1/2/23	(8,865)
Nomura International PLC	BRL	12,008	Pays	Brazil CETIP Interbank Deposit Rate	13.03	1/4/21	(28,815)
Nomura International PLC	BRL	66,659	Pays	Brazil CETIP Interbank Deposit Rate	13.10	1/4/21	(57,095)
Nomura International PLC	BRL	17,191	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	(224,705)
Nomura International PLC	BRL	40,665	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	(447,132)

							$(1,346,919)

BRL	-	Brazilian Real

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Markit CDX North America Investment Grade Index	ICE Clear Credit	$332,500	1.00%	12/20/18	$(4,834,033)	$2,871,612	$(1,962,421)

					$(4,834,033)	$2,871,612	$(1,962,421)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC	$14,803	1.00	%(1)	6/20/18	$126,056	$(241,240)	$(115,184)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC	25,570	1.00	(1)	6/20/18	217,743	(385,434)	(167,691)

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC		$8,637	1.00	%(1)	6/20/18	$73,548	$(244,111)	$(170,563)
iTraxx Asia ex-Japan Investment Grade Index	Credit Suisse International		5,909	1.00	(1)	6/20/18	50,319	(88,922)	(38,603)
iTraxx Asia ex-Japan Investment Grade Index	Deutsche Bank		3,574	1.00	(1)	6/20/18	30,435	(58,654)	(28,219)
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International		4,299	1.00	(1)	6/20/18	36,608	(74,019)	(37,411)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		3,005	1.00	(1)	6/20/18	25,590	(46,924)	(21,334)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		4,007	1.00	(1)	6/20/18	34,122	(59,326)	(25,204)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	22,613	5.00	(1)	12/20/18	(5,187,010)	3,986,569	(1,200,441)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	26,237	5.00	(1)	12/20/18	(6,018,407)	4,687,850	(1,330,557)

							$(10,610,996)	$7,475,789	$(3,135,207)

*	The contract annual fixed rate represents the annual fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Written options and swaptions activity for the fiscal year to date ended January 31, 2014 was as follows:

	Principal Amount of Contracts (000’s omitted)		Notional Amount (000’s omitted)	Premiums Received
Outstanding, beginning of period	INR	3,044,748	$52,500	$2,742,181
Options written		—	—	—

Outstanding, end of period	INR	3,044,748	$52,500	$2,742,181

INR	-	Indian Rupee

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts and futures contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and options on currencies to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$594,421	$(11,205,417)
Credit	Credit Default Swaps (Centrally Cleared)*	—	(1,962,421)

Total		$594,421	$(13,167,838)

Equity Price	Futures Contracts*	$—	$(877,655)

Total		$—	$(877,655)

Foreign Exchange	Currency Options Written	$—	$(431,836)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,991,020	(3,327,496)

Total		$1,991,020	$(3,759,332)

Interest Rate	Futures Contracts*	$—	$(2,309,424)
Interest Rate	Interest Rate Swaps	—	(1,346,919)
Interest Rate	Interest Rate Swaps (Centrally Cleared)*	2,908,203	(6,618,914)
Interest Rate	Interest Rate Swaptions Purchased	1,744,155	—
Interest Rate	Interest Rate Swaptions Written	—	(1,744,155)

Total		$4,652,358	$(12,019,412)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts table and Centrally Cleared Swaps table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$400,240,163

Gross unrealized appreciation	$9,207,147
Gross unrealized depreciation	(6,547,695)

Net unrealized appreciation	$2,659,452

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$82,118,937	$—	$82,118,937
Collateralized Mortgage Obligations	—	121,408,586	—	121,408,586
Commercial Mortgage-Backed Securities	—	20,802,770	—	20,802,770
Foreign Government Bonds	—	15,766,235	—	15,766,235
Closed-End Funds	32,313,672	—	—	32,313,672
Interest Rate Swaptions Purchased	—	1,744,155	—	1,744,155
Short-Term Investments -
Foreign Government Securities	—	76,784,567	—	76,784,567
U.S. Treasury Obligations	—	5,499,621	—	5,499,621
Other	—	46,461,072	—	46,461,072
Total Investments	$32,313,672	$370,585,943	$—	$402,899,615
Forward Foreign Currency Exchange Contracts	$—	$1,991,020	$—	$1,991,020
Swap Contracts	—	3,502,624	—	3,502,624
Total	$32,313,672	$376,079,587	$—	$408,393,259

Liability Description
Currency Put Options Written	$—	$(431,836)	$—	$(431,836)
Interest Rate Swaptions Written	—	(1,744,155)	—	(1,744,155)
Forward Foreign Currency Exchange Contracts	—	(3,327,496)	—	(3,327,496)
Swap Contracts	—	(21,133,671)	—	(21,133,671)
Futures Contracts	(3,187,079)	—	—	(3,187,079)
Total	$(3,187,079)	$(26,637,158)	$—	$(29,824,237)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014